Marketable Securities and Other Investments (Marketable Securities and Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Available-for-sale	¥ 179,659	¥ 170,477
Other investments	18,991	12,428
Marketable securities and other investments (Non-current)	¥ 198,650	¥ 182,905